Investments - Schedule of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Time deposits	$ 1,208		$ 1,208		$ 2,753	$ 2,093
Equity method investments	956		956		966	948
Available-for-sale debt investments	515		515		499	479
Equity and other investments	53		53		69	36
Restricted cash & cash equivalents	21	$ 21	21	$ 21	22	33	$ 52
Total	2,753		2,753		4,309	3,589
Dividends received	$ 17	$ 5	$ 37	$ 5	31	$ 111
Undistributed earnings from equity method investments					$ 110